Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid expenses	$ 4,945	$ 6,901
Greenhouse gas allowances		0
Oil inventories, materials and supplies	7,060	5,938
Deferred financing costs		0
Other	1,228	1,227
Other current assets	$ 13,233	$ 14,066	$ 16,752
Predecessor
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid expenses				$ 4,149
Greenhouse gas allowances				3,087
Oil inventories, materials and supplies				3,299
Deferred financing costs				5,613
Other				70
Other current assets				$ 16,218